Patents (Tables)	12 Months Ended
Oct. 31, 2019
Intangible assets and goodwill [abstract]
Disclosure of detailed information about patents [Table Text Block]

	November 1,		October 31,			October 31,
	2017	Additions	2018	Additions	Impairment	2019
Cost	$782,828	$121,603	$904,431	$-	$(223,143)	$681,288
Accumulated amortization	351,366	156,960	508,326	152,962	-	661,288
Net book value	$431,462		$396,105			$20,000